Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2021	$ 55,605	$ 1,111	$ 1,057	$ (32)	$ (1)	$ 2,350	$ 46,779	$ 51,264	$ 4,341
Total comprehensive income	32,980					(90)	30,910	30,820	2,160
Transactions with owners:
Shares issued		172		(172)
Purchase of shares by ESOP Trusts	(149)			(148)	(1)			(149)
Employee share awards exercised net of employee contributions net of tax				321	2	(207)	(116)
Vested employee share awards that have lapsed, been cancelled or forfeited						(30)	30
Accrued employee entitlement for unexercised awards net of tax	143					143		143
Corporate structure unification		3,355	(1,057)			(2,298)
Dividends	(20,260)						(17,720)	(17,720)	(2,540)
In specie dividend on merger of Petroleum with Woodside	(19,559)						(19,559)	(19,559)
Divestment of subsidiaries, operations and joint operations	(157)								(157)
Transfers within equity on divestment of subsidiaries, operations and joint operations						(14)	14
Equity contributed net of tax	163					158		158	5
Balance at Jun. 30, 2022	48,766	4,638	$ 0	(31)	$ 0	12	40,338	44,957	3,809
Total comprehensive income	14,317					4	12,913	12,917	1,400
Transactions with owners:
Shares issued		99		(99)
Purchase of shares by ESOP Trusts	(88)			(88)				(88)
Employee share awards exercised net of employee contributions net of tax				177		(132)	(45)
Vested employee share awards that have lapsed, been cancelled or forfeited						(1)	1
Accrued employee entitlement for unexercised awards net of tax	130					130		130
Dividends	(14,595)						(13,420)	(13,420)	(1,175)
Balance at Jun. 30, 2023	48,530	4,737		(41)		13	39,787	44,496	4,034
Total comprehensive income	9,610					(18)	7,920	7,902	1,708
Transactions with owners:
Shares issued		162		(162)
Purchase of shares by ESOP Trusts
Employee share awards exercised net of employee contributions net of tax				167		(134)	(33)
Vested employee share awards that have lapsed, been cancelled or forfeited						(1)	1
Accrued employee entitlement for unexercised awards net of tax	129					129		129
Dividends	(9,136)						(7,712)	(7,712)	(1,424)
Distribution to non-controlling interests	(13)					(4)		(4)	(9)
Balance at Jun. 30, 2024	$ 49,120	$ 4,899		$ (36)		$ (15)	$ 39,963	$ 44,811	$ 4,309